Annual Fund Operating Expenses	Feb. 28, 2025
WHITE OAK SELECT GROWTH FUND [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.92%
PIN OAK EQUITY FUND [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.97%
ROCK OAK CORE GROWTH FUND [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.79%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.28%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
RIVER OAK DISCOVERY FUND [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.20%
RED OAK TECHNOLOGY SELECT FUND [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.92%
BLACK OAK EMERGING TECHNOLOGY FUND [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.06%
LIVE OAK HEALTH SCIENCES FUND [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.03%

[1]	Oak Associates, ltd. (the “Adviser”) has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.